CONSOLIDATED CONDENSED BALANCE SHEETS (Parenthetical) - USD ($) shares in Millions, $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Common stock	150	147
Treasury Stock	3	2
Common stock, par value	$ 0.01
Cash and cash equivalents	$ 1,513	$ 1,227
Restricted cash	3,113	58
Inventories	20	21
Receivables, net	160	134
Due from affiliates	64	34
Prepayments and other current assets	118	121
Current assets held for sale	0	364
Property and equipment, net	7,446	7,584
Goodwill	1,608	1,608
Intangible assets other than goodwill, net	433	498
Restricted cash	5	109
Deferred charges and other	414	448
Accounts payable	215	161
Due to affiliates	112	16
Accrued expenses and other current liabilities	664	550
Interest payable	67	131
Current portion of long-term debt	89	187
Current liabilities held for sale	0	66
Long-term debt	6,749	6,777
Deferred income taxes	1,722	1,000
Deferred credits and other	93	180
Variable Interest Entity, Primary Beneficiary [Member]
Cash and cash equivalents	1,157	948
Restricted cash	3,040	3
Inventories	7	7
Receivables, net	76	63
Due from affiliates	64	33
Prepayments and other current assets	61	46
Current assets held for sale	0	364
Property and equipment, net	2,537	2,607
Goodwill	206	206
Intangible assets other than goodwill, net	191	206
Restricted cash	5	9
Deferred income taxes	0	0
Deferred charges and other	240	253
Accounts payable	143	124
Due to affiliates	94	15
Accrued expenses and other current liabilities	312	232
Interest payable	14	37
Current portion of long-term debt	21	70
Current liabilities held for sale	0	66
Long-term debt	2,254	2,267
Deferred income taxes	0	13
Deferred credits and other	$ 33	$ 125